Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charterer A [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	43.00%	45.00%	45.00%
Charterer B [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	41.00%	39.00%	39.00%
Charterer C [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	16.00%	16.00%	16.00%
All Charterers [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	100.00%	100.00%	100.00%